Income Taxes - Schedule of Reconciliation Between the Effective Income Tax Rate and the Prc Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Withholding tax	7.00%	3.00%	9.00%
Effect of international rate differences	(2.00%)	(2.00%)	(9.00%)
Effect of preferential tax rate	(8.00%)	(1.00%)	0.00%
Uncertain tax positions	1.00%	(3.00%)	(3.00%)
Valuation allowances	8.00%	8.00%	(11.00%)
Deferred tax	2.00%	(1.00%)	1.00%
Provision to return	1.00%	0.00%	1.00%
Non-deductible expenses	11.00%	2.00%	(4.00%)
Effective tax rate	45.00%	31.00%	9.00%